Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurements on Financial Assets (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurements on Financial Assets (Details) [Line Items]
Beginning balance	$ 5,863	$ 3,936	$ 13,247
Additions		90
Transfer from Level 2	7,167	1,612
Gain on disposal			16,274
Disposals			(25,539)
Exchange realignment	(92)	225	(46)
Ending balance	12,938	5,863	$ 3,936
As of January 1, 2023, 2024 and 2025
Issuance of warrants of TGE SPAC	2,539
Exchange realignment	126
As of December 31, 2025	$ 2,665